INCOME TAX - Movement of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of the valuation allowance
Balance at the beginning of the year	¥ 775,528	¥ 328,821	¥ 205,976
Increase during the year	355,728	446,707	122,845
Balance at the end of the year	¥ 1,131,256	¥ 775,528	¥ 328,821